Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 2,388,098	¥ 1,898,916
Unrealized consolidated earnings [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	1,500,564	1,483,995
Intangible assets arisen from business combination [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	224,959	226,759
Withholding tax [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	330,000
Changes in fair value [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	258,289	93,281
Right-of-use assets [member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	66,381	73,983
Others [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 7,905	¥ 20,898